Inventory - Description Of Detailed Information About Inventories Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory [Abstract]
Heap leach ore (current and non-current)	$ 268,703	$ 158,598
Less: Non-current portion of heap leach ore	(130,888)	(141,578)
Current portion of heap leach ore	137,815	17,020
Stockpiles	13,514	9,776
Work-in-process	14,988	6,366
Supplies	37,473	12,329
Finished goods	4,500	771
Current inventory	$ 208,290	$ 46,262